Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Inventory Disclosure [Abstract]
Finished goods	¥ 311,316		¥ 232,671
Raw materials	128,059		185,344
Inventories	¥ 439,375	$ 67,337	¥ 418,015